December 10, 1996



VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549


Re: Keystone America Hartwell Emerging Growth Fund, Inc. (the "Fund") File Nos. 2-28719/811-1633


Dear Sirs/Madams:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Fund hereby certifies that (i) the form of prospectus and statement of additional information that the Fund would have filed under Rule 497(c) under the Act would not have differed from the prospectus and statement of additional information contained in the Fund's most recent post-effective amendment (Post-Effective Amendment No. 46 to Registration Statement No. 2-28719/811-1633) (the "Amendment"); and (ii) the text of the Amendment was filed electronically via EDGAR on December 9, 1996.

     Please acknowledge receipt of this transmission by responding to the CompuServe mailbox number provided.

     If you have any questions or would like further information, please call me at (617) 338-3662.


                                           Very truly yours,

                                           KEYSTONE HARTWELL EMERGING GROWTH
                                           FUND, INC.

                                           /s/ Martin J. Wolin

                                           Martin J. Wolin
                                           Assistant Secretary